Certain Relationships and Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2013
INOVA Geophysical [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate		6.50%
Interest rate effective on notes receivable due from related party		15.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Related party transaction, revenues from transactions with related party	$ 6.3	$ 6.5	$ 8.0
Receivables due from BGP	$ 0.3	$ 1.1
Company's outstanding common stock owned by related parties		14.80%
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Company's outstanding common stock owned by related parties	7.40%
Payments for continued services agreement	$ 0.8
Board of Directors Chairman [Member] | Manufacturing Facility [Member]
Related Party Transaction [Line Items]
Payments for continued services agreement	0.7
Board of Directors Chairman [Member] | Other services [Member]
Related Party Transaction [Line Items]
Payments for continued services agreement	0.1
Board of Directors Chairman [Member] | Rent and other pass through third party facilities charges [Member]
Related Party Transaction [Line Items]
Payments for continued services agreement		$ 2.4	$ 4.2
INOVA Geophysical [Member]
Related Party Transaction [Line Items]
Receivables due from BGP	4.0
Notes receivable due from related parties		$ 0.0		$ 10.0
Proceeds from related party debt	$ 6.0